Document and Entity Information	Mar. 18, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2019
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 18, 2019
Document Effective Date	Mar. 18, 2019
Prospectus Date	Nov. 28, 2018
O'Shaughnessy Small/Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	OFMIX